Note 19 - Trade and Other Receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Trade receivables	$ 1,649	$ 3,866	$ 4,959
Trade receivable, 0-90 days [Member]
Statement Line Items [Line Items]
Trade receivables	1,410	3,306	4,918
Trade Receivables, Greater than 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	$ 239	$ 560	$ 41